                                   FORM N-CSR
                        The Dow Target Variable Fund LLC
                                  June 30, 2004

Company Name              The Dow Target Variable Fund LLC

File Number               811-9019

Address                   One Financial Way, Cincinnati, Ohio 45242

Telephone Number          513-794-6971

Date of fiscal year end:  December 31, 2004

Date of reporting period: January 1, 2004 through June 30, 2004

ITEM 1. REPORTS TO SHAREHOLDERS
         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Dow(SM) Target
Variable Fund LLC

[GRAPHIC]                      SEMI-ANNUAL REPORT
                               JUNE 30, 2004



[LOGO] Ohio National Financial Services(R)

President's
Message

                                         [John J. Palmer Photo]

Dear Investor:

During the first half of 2004, the markets were affected by continuing investor concerns about the price of oil, the war in Iraq, a jobless recovery and possible interest rate hikes. In late spring, the markets improved when a succession of positive jobs reports demonstrated that companies were again increasing payrolls. Other good news came as strong earnings reports indicated that year-over-year profits were growing rapidly, and Saudi Arabia committed to increasing oil production in order to stabilize prices.

Amid significant volatility, the Dow Jones Industrial Average (DJIA) finished slightly down in the first half of the year. However as investors reacted to positive economic news during the second quarter, the DJIA increased nearly 2.5 percent during the month of June. The Dow Target Fund reflected the overall performance of the Dow Industrials, though the Target 5 portfolios generally outperformed the Target 10 portfolios.

Looking Ahead

Going forward, investors are still facing some questions that they haven't faced in some time.

- Inflation and energy prices are rising -- how high will they go? A rapid rise for either or both of these could mean worse news for the market.

- With the monetary and fiscal stimulus that entered the economy in 2001-2002 largely dissipated, will growth in 2005 slow?

- Will the Federal Reserve continue to raise interest rates, and if so, how high will rates go and how quickly will they get there?

The answers to these questions are, of course, unknown, but will have a significant effect on the fixed income and equity marketplace in the months to come. We encourage you to continue to maintain a long-term outlook. Finally, if you have questions or concerns, consult with your financial adviser. We appreciate your continued trust and support.

Sincerely,

/s/ JOHN J. PALMER
John J. Palmer, FSA
President

New Prospectus Options Available!

If you'd like to receive your important variable product information electronically, we have new, convenient options available. To consent to receiving postcard notification for website delivery of prospectuses, please go to www.ohionational.com, click on "access your policy/contract", and follow the instructions. On our website, you can view your current values, change allocation and make transfers -- all via secure, confidential access. We urge you to take advantage of this important opportunity!

--------------------------------------------------------------------------------

Managers and Officers of Dow(SM) Target Variable Fund LLC

John J. Palmer, President and Manager
James E. Bushman, Manager
Joseph A. Campanella, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Marcus L. Collins, Secretary
Michael A. Boedeker, Vice President
Christopher A. Carlson, Vice President
Dennis R. Taney, Treasurer and Chief Compliance Officer
Ronald L. Weihrauch, Assistant Secretary
Maureen K. Kiefer, Compliance Director and Assistant Treasurer

The Statement of Additional Information ("SAI") includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-781-6392 toll-free and on the Securities and Exchange Commission's website at http://www.sec.gov.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One year                                    14.96%
5 Year                                      -0.65%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Dow Target 10 -- First Quarter Portfolio returned (3.22)% versus 0.80% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The U.S. economy continued its expansionary phase in the first half of 2004. U.S. gross domestic product (GDP) grew at 3.1% in 2003. Blue Chip Economic Indicators' most recent poll of over 50 professional forecasters found the consensus view for 2004 and 2005 GDP growth is 4.7% and 3.7%, respectively. The one area of the economy that has been particularly robust is manufacturing. The June ISM Index, an index that measures manufacturing activity, registered 61.8. It was the eighth consecutive month the index registered above 60. According to Credit Suisse First Boston, the ISM Index never recorded a single month above 60 during the 1990s economic boom. The Manufacturers Alliance/MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June -- the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity.

With respect to the financial health of Corporate America, the 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. As of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000.

The two companies that hindered the performance of the Dow Target 10 -- First Quarter Portfolio in the first half of 2004 were AT&T Corp. and General Motors Corp. (GM). AT&T has yet to recover from pricing pressures and regulatory setbacks. The company was removed from the DJIA on April 8. It recently lowered its 2004 forecast for both revenues and operating income. The stock was downgraded by two major brokerage firms on June 24. General Motors's stock price has remained depressed since it dipped in January and February. GM has been aggressive with incentives throughout 2004, which has impacted profitability. According to BusinessWeek, its market share has declined from 28.1% at the end of 2001 to 26.8% today. Looking ahead, with sales slowing at midyear GM may need to cut production by as many as 200,000 vehicles in the months ahead to reduce inventories.

The Dow Target 10 -- First Quarter lagged the DJIA in the first half of 2004. The stocks that gained were the following: Exxon Mobil Corp. up 9.7%, J.P. Morgan Chase & Co. up 7.4%, General Electric Co. up 5.9% and Merck & Co. Inc. up 4.4%. The stocks that declined were the following: AT&T Corp. down (25.9%), General Motors Corp. down (10.9%), Altria Group Inc. down (5.6%), SBC Communications Inc. down (4.7%), Citigroup Inc. down (2.6%) and E.I. Du Pont De Nemours & Co. down (1.6%).

 CHANGE IN VALUE OF $10,000 INVESTMENT

[PERFORMANCE GRAPH]

                                                             DOW(SM) TARGET 10 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     JANUARY 4, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
01/04/99                                                                    10000                              10000
06/30/99                                                                    11312                              12046
12/31/99                                                                  10305.2                            12720.6
06/30/00                                                                  8515.21                            11641.9
12/31/00                                                                    10489                            12102.9
06/30/01                                                                  10801.6                              11879
12/31/01                                                                    10119                            11444.2
06/30/02                                                                  9909.49                            10653.4
12/31/02                                                                  9031.51                            9726.57
06/30/03                                                                  9522.82                            10602.9
12/31/03                                                                  11311.2                            12477.5
06/30/04                                                                    10947                            12577.4

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 5,584   Altria Group Inc. (7).............  $  279,479     9.6
15,063  *AT&T Corp. (2)....................     220,372     7.6
 6,228   Citigroup Inc. (1)................     289,602     9.9
 6,592   E.I. Du Pont De Nemours & Co.
          (6)..............................     292,817    10.0
 7,418   Exxon Mobil Corp. (3).............     329,433    11.3
 9,821   General Electric Co. (4)..........     318,200    10.9
 5,635   General Motors Corp. (8)..........     262,535     9.0
 8,244   JP Morgan Chase & Co. (1).........     319,620    11.0
 6,632   Merck & Co. Inc. (5)..............     315,020    10.8
11,576   SBC Communications Inc. (2).......     280,718     9.6
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $2,907,796    99.7
                                             ----------   -----

 FACE                                           FAIR
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$8,000   US Bank 0.80% due 7/1/04
          Repurchase price $8,001
          Collateralized by
          Freddie Mac Mortgage
          Pool# 762491
          Fair Value: $8,425
          Due: 11/01/18
          Interest: 4.50%..................  $    8,000     0.3
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    8,000     0.3
                                             ----------   -----
         TOTAL HOLDINGS (COST $2,869,959)
          (a)..............................  $2,915,796   100.0
                                             ----------   -----
         NET OTHER ASSETS (LIABILITIES)....         667     0.0
                                             ----------   -----
         NET ASSETS........................  $2,916,463   100.0
                                             ==========   =====

---------------

 * Non-income producing securities.

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Banking
 2.  Telecommunications & Related
 3.  Oil, Energy & Natural Gas
 4.  Conglomerates
 5.  Drugs & Biotechnology
 6.  Chemicals
 7.  Food, Beverage & Tobacco
 8.  Automotive & Related

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One year                                    11.51%
5 Year                                       0.69%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Dow Target 10 -- Second Quarter Portfolio returned (4.04)% versus 0.80% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The U.S. economy continued its expansionary phase in the first half of 2004. U.S. gross domestic product (GDP) grew at 3.1% in 2003. Blue Chip Economic Indicators' most recent poll of over 50 professional forecasters found the consensus view for 2004 and 2005 GDP growth is 4.7% and 3.7%, respectively. The one area of the economy that has been particularly robust is manufacturing. The June ISM Index, an index that measures manufacturing activity, registered 61.8. It was the eighth consecutive month the index registered above 60. According to Credit Suisse First Boston, the ISM Index never recorded a single month above 60 during the 1990s economic boom. The Manufacturers Alliance/MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June -- the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity.

With respect to the financial health of Corporate America, the 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. As of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000.

The two companies that hindered the performance of the Dow Target 10 -- Second Quarter Portfolio in the first half of 2004 were AT&T Corp. and General Motors Corp. (GM). AT&T has yet to recover from pricing pressures and regulatory setbacks. The company was removed from the DJIA on April 8. It recently lowered its 2004 forecast for both revenues and operating income. The stock was downgraded by two major brokerage firms on June 24. General Motors's stock price has remained depressed since it dipped in January and February. GM has been aggressive with incentives throughout 2004, which has impacted profitability. According to BusinessWeek, its market share has declined from 28.1% at the end of 2001 to 26.8% today. Looking ahead, with sales slowing at midyear GM may need to cut production by as many as 200,000 vehicles in the months ahead to reduce inventories.

The Dow Target 10 -- Second Quarter Portfolio lagged the DJIA in the first half of 2004. The stocks that gained were the following: Exxon Mobil Corp. up 9.7%, J.P. Morgan Chase & Co. up 7.4%, General Electric Co. up 5.9% and Merck & Co. Inc. up 4.4%. The stocks that declined were the following: AT&T Corp. down (25.9%), General Motors Corp. down (10.9%), Altria Group Inc. down (5.6%), SBC Communications Inc. down (4.7%), Citigroup Inc. down (2.6%) and E.I. Du Pont De Nemours & Co. down (1.6%).

 CHANGE IN VALUE OF $10,000 INVESTMENT

[BAR CHART]

                                                            DOW(SM) TARGET 10 --SECOND QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
04/01/99                                                                    10000                              10000
06/30/99                                                                    11463                              11253
12/31/99                                                                  10276.6                            11883.2
06/30/00                                                                  8282.92                            10875.5
12/31/00                                                                  10538.4                            11306.1
06/30/01                                                                  10946.2                              11097
12/31/01                                                                  10316.8                            10690.8
06/30/02                                                                  10304.4                            9952.09
12/31/02                                                                  9634.62                            9086.26
06/30/03                                                                  10642.4                            9904.93
12/31/03                                                                  12366.5                            11656.1
06/30/04                                                                  11866.9                            11749.4

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 6,313   Altria Group Inc. (8).............  $  315,966     9.4
17,287   *AT&T Corp. (2)...................     252,909     7.6
 6,593   Citigroup Inc. (1)................     306,575     9.2
 8,061   E.I. Du Pont De Nemours & Co.
          (6)..............................     358,069    10.7
 8,244   Exxon Mobil Corp. (4).............     366,116    11.0
11,158   General Electric Co. (5)..........     361,519    10.8
 7,196   General Motors Corp. (7)..........     335,262    10.0
 8,156   JP Morgan Chase & Co. (1).........     316,208     9.5
 7,765   Merck & Co. Inc. (3)..............     368,837    11.0
14,059   SBC Communications Inc. (2).......     340,931    10.2
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $3,322,392    99.4
                                             ----------   -----

 FACE                                           FAIR
AMOUNT          REPURCHASE AGREEMENTS          VALUE        %
---------------------------------------------------------------
$15,000   US Bank 0.80% due 7/1/04
           Repurchase price $15,001
           Collateralized by
           Freddie Mac Mortgage
           Pool# 762491
           Fair Value: $15,796
           Due: 11/01/18
           Interest: 4.50%.................  $   15,000     0.4
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS......  $   15,000     0.4
                                             ----------   -----
          TOTAL HOLDINGS (COST $3,394,493)
           (a).............................  $3,337,392    99.8
                                             ----------   -----
          NET OTHER ASSETS (LIABILITIES)...       6,091     0.2
                                             ----------   -----
          NET ASSETS.......................  $3,343,483   100.0
                                             ==========   =====

---------------

 * Non-income producing securities.

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Banking
 2.  Telecommunications & Related
 3.  Drugs & Biotechnology
 4.  Oil, Energy & Natural Gas
 5.  Conglomerates
 6.  Chemicals
 7.  Automotive & Related
 8.  Food, Beverage & Tobacco

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One year                                    14.14%
Since inception (7/1/99)                     0.12%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Dow Target 10 -- Third Quarter Portfolio returned (1.62)% versus 0.80% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The U.S. economy continued its expansionary phase in the first half of 2004. U.S. gross domestic product (GDP) grew at 3.1% in 2003. Blue Chip Economic Indicators' most recent poll of over 50 professional forecasters found the consensus view for 2004 and 2005 GDP growth is 4.7% and 3.7%, respectively. The one area of the economy that has been particularly robust is manufacturing. The June ISM Index, an index that measures manufacturing activity, registered 61.8. It was the eighth consecutive month the index registered above 60. According to Credit Suisse First Boston, the ISM Index never recorded a single month above 60 during the 1990s economic boom. The Manufacturers Alliance/MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June -- the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity.

With respect to the financial health of Corporate America, the 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. As of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000.

The two companies that hindered the performance of the Dow Target 10 -- Third Quarter Portfolio in the first half of 2004 were AT&T Corp. and General Motors Corp. (GM). AT&T has yet to recover from pricing pressures and regulatory setbacks. The company was removed from the DJIA on April 8. It recently lowered its 2004 forecast for both revenues and operating income. The stock was downgraded by two major brokerage firms on June 24. General Motors's stock price has remained depressed since it dipped in January and February. GM has been aggressive with incentives throughout 2004, which has impacted profitability. According to BusinessWeek, its market share has declined from 28.1% at the end of 2001 to 26.8% today. Looking ahead, with sales slowing at midyear GM may need to cut production by as many as 200,000 vehicles in the months ahead to reduce inventories.

The Dow Target 10 -- Third Quarter Portfolio lagged the DJIA in the first half of 2004. The stocks that gained were the following: Honeywell International Inc. up 10.8%, Exxon Mobil Corp. up 9.7%, J.P. Morgan Chase & Co. up 7.4%, Eastman Kodak Co. up 6.1% and International Paper Co. up 4.9%. The stocks that declined were the following: AT&T Corp. down (25.9%), General Motors Corp. down (10.9)%, Altria Group, Inc. down (5.6%), SBC Communications Inc. down (4.7%) and E.I. Du Pont De Nemours & Co. down (1.6%).

 CHANGE IN VALUE OF $10,000 INVESTMENT

[BAR CHART]

                                                             DOW(SM) TARGET 10 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
07/01/99                                                                    10000                              10000
12/31/99                                                                     8908                              10560
06/30/00                                                                  7750.85                            9664.51
12/31/00                                                                  9294.82                            10047.2
06/30/01                                                                  9599.69                            9861.35
12/31/01                                                                  8980.51                            9500.43
06/30/02                                                                  8931.12                            8843.95
12/31/02                                                                  8215.74                            8074.52
06/30/03                                                                  8813.84                            8802.04
12/31/03                                                                  10225.8                            10358.2
06/30/04                                                                  10060.2                            10441.1

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 5,593   Altria Group Inc. (7).............  $  279,930     9.9
13,024  *AT&T Corp. (1)....................     190,541     6.8
 6,026   E.I. Du Pont De Nemours & Co.
          (8)..............................     267,675     9.5
 9,167   Eastman Kodak Co. (9).............     247,326     8.8
 6,935   Exxon Mobil Corp. (5).............     307,983    10.9
 6,985   General Motors Corp. (3)..........     325,431    11.6
 9,456   Honeywell International Inc.
          (2)..............................     346,373    12.3
 6,984   International Paper Co. (4).......     312,185    11.1
 7,441   JP Morgan Chase & Co. (6).........     288,488    10.2
 9,916   SBC Communications Inc. (1).......     240,463     8.5
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $2,806,395    99.6
                                             ----------   -----

 FACE                                           FAIR
AMOUNT          REPURCHASE AGREEMENTS          VALUE        %
---------------------------------------------------------------
$10,000   US Bank 0.80% due 7/1/04
           Repurchase price $10,001
           Collateralized by Freddie Mac
           Mortgage
           Pool# 762491
           Fair Value: $10,531
           Due: 11/01/18
           Interest: 4.50%.................  $   10,000     0.4
                                             ----------   -----
          TOTAL REPURCHASE AGREEMENTS......  $   10,000     0.4
                                             ----------   -----
          TOTAL HOLDINGS (COST $2,699,640)
           (a).............................  $2,816,395   100.0
                                             ----------   -----
          NET OTHER ASSETS (LIABILITIES)...         525     0.0
                                             ----------   -----
          NET ASSETS.......................  $2,816,920   100.0
                                             ==========   =====

---------------

 * Non-income producing securities.

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Aerospace & Defense
 3.  Automotive & Related
 4.  Forestry & Paper Products
 5.  Oil, Energy & Natural Gas
 6.  Banking
 7.  Food, Beverage & Tobacco
 8.  Chemicals
 9.  Consumer Products

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One year                                    11.94%
Since inception (10/1/99)                    2.71%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Dow Target 10 -- Fourth Quarter Portfolio returned (2.28)% versus 0.8% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The U.S. economy continued its expansionary phase in the first half of 2004. U.S. gross domestic product (GDP) grew at 3.1% in 2003. Blue Chip Economic Indicators' most recent poll of over 50 professional forecasters found the consensus view for 2004 and 2005 GDP growth is 4.7% and 3.7%, respectively. The one area of the economy that has been particularly robust is manufacturing. The June ISM Index, an index that measures manufacturing activity, registered 61.8. It was the eighth consecutive month the index registered above 60. According to Credit Suisse First Boston, the ISM Index never recorded a single month above 60 during the 1990s economic boom. The Manufacturers Alliance/MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June -- the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity.

With respect to the financial health of Corporate America, the 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. As of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000.

The two companies that hindered the performance of the Dow Target 10 -- Fourth Quarter Portfolio in the first half of 2004 were AT&T Corp. and General Motors Corp. (GM). AT&T has yet to recover from pricing pressures and regulatory setbacks. The company was removed from the DJIA on April 8. It recently lowered its 2004 forecast for both revenues and operating income. The stock was downgraded by two major brokerage firms on June 24. General Motors's stock price has remained depressed since it dipped in January and February. GM has been aggressive with incentives throughout 2004, which has impacted profitability. According to BusinessWeek, its market share has declined from 28.1% at the end of 2001 to 26.8% today. Looking ahead, with sales slowing at midyear GM may need to cut production by as many as 200,000 vehicles in the months ahead to reduce inventories.

The Dow Target 10 -- Fourth Quarter Portfolio lagged the DJIA in the first half of 2004. The stocks that gained were the following: Honeywell International Inc. up 10.8%, Exxon Mobil Corp. up 9.7%, J.P. Morgan Chase & Co. up 7.4% and Merck & Co. Inc. up 4.4%. The stocks that declined were the following: AT&T Corp. down (25.9)%, General Motors Corp. down (10.9)%, Altria Group Inc. down (5.6%), SBC Communications Inc. down (4.7%), Citigroup Inc. down (2.6%) and E.I. Du Pont De Nemours & Co. down (1.6%).

 CHANGE IN VALUE OF $10,000 INVESTMENT

[BAR CHART]

                                                            DOW(SM) TARGET 10 --FOURTH QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
10/01/99                                                                 10000.00                            10000.00
12/31/99                                                                  9267.00                            11162.00
06/30/00                                                                  8094.72                            10215.50
12/31/00                                                                 10111.90                            10620.00
06/30/01                                                                 10191.80                            10423.50
12/31/01                                                                  9951.29                            10042.00
06/30/02                                                                 10217.00                             9348.12
12/31/02                                                                  9386.35                             8534.83
06/30/03                                                                 10145.70                             9303.82
12/31/03                                                                 11621.90                            10948.70
06/30/04                                                                 11356.90                            11036.30

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 4,421   Altria Group Inc. (5).............  $  221,271    10.5
 8,980  *AT&T Corp. (2)....................     131,377     6.2
 4,257   Citigroup Inc. (1)................     197,951     9.4
 4,842   E.I. Du Pont De Nemours & Co.
          (7)..............................     215,082    10.2
 5,290   Exxon Mobil Corp. (4).............     234,929    11.2
 4,730   General Motors Corp. (6)..........     220,371    10.5
 7,346   Honeywell International Inc.
          (3)..............................     269,083    12.8
 5,639   JP Morgan Chase & Co. (1).........     218,624    10.4
 3,822   Merck & Co. Inc. (8)..............     181,545     8.6
 8,696   SBC Communications Inc. (2).......     210,878    10.0
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $2,101,111    99.8
                                             ----------   -----

 FACE                                           FAIR
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$7,000   US Bank 0.80% due 7/1/04
          Repurchase price $7,000
          Collateralized by
          Freddie Mac Mortgage
          Pool# 762491
          Fair Value: $7,372
          Due: 11/01/18
          Interest: 4.50%..................  $    7,000     0.3
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    7,000     0.3
                                             ----------   -----
         TOTAL HOLDINGS (COST $1,942,844)
          (a)..............................  $2,108,111   100.1
                                             ----------   -----
         NET OTHER ASSETS (LIABILITIES)....      (1,383)   (0.1)
                                             ----------   -----
         NET ASSETS........................  $2,106,728   100.0
                                             ==========   =====

---------------

 * Non-income producing securities.

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Banking
 2.  Telecommunications & Related
 3.  Aerospace & Defense
 4.  Oil, Energy & Natural Gas
 5.  Food, Beverage & Tobacco
 6.  Automotive & Related
 7.  Chemicals
 8.  Drugs & Biotechnology

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One year                                     8.06%
Since inception (1/3/00)                     2.41%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Dow Target 5 -- First Quarter Portfolio returned (2.65)% versus 0.80% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The U.S. economy continued its expansionary phase in the first half of 2004. U.S. gross domestic product (GDP) grew at 3.1% in 2003. Blue Chip Economic Indicators' most recent poll of over 50 professional forecasters found the consensus view for 2004 and 2005 GDP growth is 4.7% and 3.7%, respectively. The one area of the economy that has been particularly robust is manufacturing. The June ISM Index, an index that measures manufacturing activity, registered 61.8. It was the eighth consecutive month the index registered above 60. According to Credit Suisse First Boston, the ISM Index never recorded a single month above 60 during the 1990s economic boom. The Manufacturers Alliance/MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June -- the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity.

With respect to the financial health of Corporate America, the 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. As of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000.

The company that hindered the performance of the Dow Target 5 -- First Quarter Portfolio in the first half of 2004 was AT&T Corp. AT&T has yet to recover from pricing pressures and regulatory setbacks. The company was removed from the DJIA on April 8. It recently lowered its 2004 forecast for both revenues and operating income. The stock was downgraded by two major brokerage firms on June 24.

The Dow Target 5 -- First Quarter Portfolio lagged the DJIA in the first half of 2004. The stocks that gained were the following: Exxon Mobil Corp. up 9.7%, J.P. Morgan Chase & Co. up 7.4% and General Electric Co. up 5.9%. The stocks that declined were the following: AT&T Corp. down (25.9)% and SBC Communications Inc. down (4.7)%.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[BAR CHART]

                                                              DOW(SM) TARGET 5 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      JANUARY 3, 2000)             DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
01/03/00                                                                    10000                              10000
06/30/00                                                                     8307                               9152
12/31/00                                                                  11316.6                            9514.42
06/30/01                                                                  11762.5                             9338.4
12/31/01                                                                  10943.8                            8996.62
06/30/02                                                                  10640.7                            8374.95
12/31/02                                                                  9564.91                            7646.33
06/30/03                                                                  10301.4                            8335.26
12/31/2003                                                                11434.6                            9808.94
6/30/2004                                                                 11131.5                            9887.41

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
10,449  *AT&T Corp. (1)....................  $  152,869    15.0
 5,145   Exxon Mobil Corp. (2).............     228,489    22.4
 6,814   General Electric Co. (4)..........     220,774    21.6
 5,721   JP Morgan Chase & Co. (3).........     221,803    21.7
 8,032   SBC Communications Inc. (1).......     194,776    19.1
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $1,018,711    99.8
                                             ----------   -----

 FACE                                           FAIR
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$4,000   US Bank 0.80% due 7/1/04
          Repurchase price $4,000
          Collateralized by
          Freddie Mac Mortgage
          Pool# 762491
          Fair Value: $4,212
          Due: 11/01/18
          Interest: 4.50%..................  $    4,000     0.4
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    4,000     0.4
                                             ----------   -----
         TOTAL HOLDINGS (COST $1,010,998)
          (a)..............................  $1,022,711   100.2
                                             ----------   -----
         NET OTHER ASSETS (LIABILITIES)....      (1,684)  (0.2)
                                             ----------   -----
         NET ASSETS........................  $1,021,027   100.0
                                             ==========   =====

---------------

 * Non-income producing securities.

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Oil, Energy & Natural Gas
 3.  Banking
 4.  Conglomerates

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One year                                     9.82%
Since inception (4/3/00)                     4.55%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Dow Target 5 -- Second Quarter Portfolio returned (2.66)% versus 0.80% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The U.S. economy continued its expansionary phase in the first half of 2004. U.S. gross domestic product (GDP) grew at 3.1% in 2003. Blue Chip Economic Indicators' most recent poll of over 50 professional forecasters found the consensus view for 2004 and 2005 GDP growth is 4.7% and 3.7%, respectively. The one area of the economy that has been particularly robust is manufacturing. The June ISM Index, an index that measures manufacturing activity, registered 61.8. It was the eighth consecutive month the index registered above 60. According to Credit Suisse First Boston, the ISM Index never recorded a single month above 60 during the 1990s economic boom. The Manufacturers Alliance/ MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June -- the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity.

With respect to the financial health of Corporate America, the 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. As of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000.

The company that hindered the performance of the Dow Target 5 -- Second Quarter Portfolio in the first half of 2004 was AT&T Corp. AT&T has yet to recover from pricing pressures and regulatory setbacks. The company was removed from the DJIA on April 8. It recently lowered its 2004 forecast for both revenues and operating income. The stock was downgraded by two major brokerage firms on June 24.

The Dow Target 5 -- Second Quarter Portfolio lagged the DJIA in the first half of 2004. The stocks that gained were the following: Exxon Mobil Corp. up 9.7%, J.P. Morgan Chase & Co. up 7.4% and General Electric Co. up 5.9%. The stocks that declined were the following: AT&T Corp. down (25.9%) and SBC Communications Inc. down (4.7%).

 CHANGE IN VALUE OF $10,000 INVESTMENT

[BAR CHART]

                                                             DOW(SM) TARGET 5 --SECOND QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
04/03/00                                                                    10000                              10000
06/30/00                                                                     9204                               9601
12/31/00                                                                  12451.2                             9981.2
06/30/01                                                                  12538.3                            9796.55
12/31/01                                                                  11126.5                            9437.99
06/30/02                                                                  10880.6                            8785.83
12/31/02                                                                  10066.8                            8021.46
06/30/03                                                                  10996.9                            8744.19
12/31/2003                                                                12406.7                            10290.2
6/30/2004                                                                 12076.7                            10372.5

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                  FAIR
SHARES               COMMON STOCKS               VALUE      %
---------------------------------------------------------------
9,217    *AT&T Corp. (1)......................  $134,845   15.3
4,394    Exxon Mobil Corp. (2)................   195,138   22.1
5,949    General Electric Co. (3).............   192,747   21.9
4,350    JP Morgan Chase & Co. (4)............   168,649   19.1
7,494    SBC Communications Inc. (1)..........   181,730   20.6
                                                --------   ----
         TOTAL COMMON STOCKS..................  $873,109   99.0
                                                --------   ----

 FACE                                            FAIR
AMOUNT           REPURCHASE AGREEMENTS          VALUE       %
---------------------------------------------------------------
$10,000   US Bank 0.80% due 7/1/04
           Repurchase price $10,001
           Collateralized by
           Freddie Mac Mortgage
           Pool# 762491
           Fair Value: $10,531
           Due: 11/01/18
           Interest: 4.50%...................  $ 10,000     1.1
                                               --------   -----
          TOTAL REPURCHASE AGREEMENTS........  $ 10,000     1.1
                                               --------   -----
          TOTAL HOLDINGS (COST $943,404)
           (a)...............................  $883,109   100.1
                                               --------   -----
          NET OTHER ASSETS (LIABILITIES).....    (1,592)  (0.1)
                                               --------   -----
          NET ASSETS.........................  $881,517   100.0
                                               ========   =====

---------------

 * Non-income producing securities.

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Oil, Energy & Natural Gas
 3.  Conglomerates
 4.  Banking

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One year                                     6.16%
Since inception (7/3/00)                     3.11%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Dow Target 5 -- Third Quarter returned (1.51)% versus 0.80% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The U.S. economy continued its expansionary phase in the first half of 2004. U.S. gross domestic product (GDP) grew at 3.1% in 2003. Blue Chip Economic Indicators' most recent poll of over 50 professional forecasters found the consensus view for 2004 and 2005 GDP growth is 4.7% and 3.7%, respectively. The one area of the economy that has been particularly robust is manufacturing. The June ISM Index, an index that measures manufacturing activity, registered 61.8. It was the eighth consecutive month the index registered above 60. According to Credit Suisse First Boston, the ISM Index never recorded a single month above 60 during the 1990s economic boom. The Manufacturers Alliance/MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June -- the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity.

With respect to the financial health of Corporate America, the 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. As of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000.

The company that hindered the performance of the Dow Target 5 -- Third Quarter Portfolio in the first half of 2004 was AT&T Corp. AT&T has yet to recover from pricing pressures and regulatory setbacks. The company was removed from the DJIA on April 8. It recently lowered its 2004 forecast for both revenues and operating income. The stock was downgraded by two major brokerage firms on June 24.

The Dow Target 5 -- Third Quarter Portfolio lagged the DJIA in the first half of 2004. The stocks that gained were the following: Honeywell International Inc. up 10.8%, J.P. Morgan Chase & Co. up 7.4% and Eastman Kodak Co. up 6.1%. The stocks that declined were the following: AT&T Corp. down (25.9%) and SBC Communications Inc. down (4.7%).

 CHANGE IN VALUE OF $10,000 INVESTMENT

[BAR CHART]

                                                              DOW(SM) TARGET 5 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
07/03/00                                                                    10000                              10000
12/31/00                                                                    11824                              10396
06/30/01                                                                    12511                            10203.7
12/31/01                                                                  11197.3                            9830.22
06/30/02                                                                    10942                            9150.95
12/31/02                                                                  9990.07                            8354.82
06/30/03                                                                  10647.4                            9107.59
12/31/2003                                                                11476.9                            10717.8
6/30/2004                                                                 11303.5                            10803.5

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                 FAIR
SHARES              COMMON STOCKS               VALUE       %
---------------------------------------------------------------
 8,838  *AT&T Corp. (1)......................  $129,299    14.5
 6,224   Eastman Kodak Co. (4)...............   167,924    18.8
 6,418   Honeywell International Inc. (2)....   235,091    26.4
 5,050   JP Morgan Chase & Co. (3)...........   195,789    22.0
 6,733   SBC Communications Inc. (1).........   163,275    18.3
                                               --------   -----
         TOTAL COMMON STOCKS.................  $891,378   100.0
                                               --------   -----

 FACE                                            FAIR
AMOUNT          REPURCHASE AGREEMENTS           VALUE       %
---------------------------------------------------------------
$3,000   US Bank 0.80% due 7/1/2004
          Repurchase price $3,000
          Collateralized by
          Freddie Mac Mortgage
          Pool #762491
          Fair Value: $3,159
          Due: 11/01/18
          Interest: 4.50%....................  $  3,000     0.3
                                               --------   -----
         TOTAL REPURCHASE AGREEMENTS.........  $  3,000     0.3
                                               --------   -----
         TOTAL HOLDINGS (COST $857,636)
          (a)................................  $894,378   100.3
                                               --------   -----
         NET OTHER ASSETS (LIABILITIES)......    (3,178)   (0.3)
                                               --------   -----
         NET ASSETS..........................  $891,200   100.0
                                               ========   =====

---------------

 * Non-income producing securities.

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Aerospace & Defense
 3.  Banking
 4.  Consumer Products

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2004

AVERAGE ANNUAL TOTAL RETURNS:

One year                                    10.38%
Since inception (10/1/99)                    1.59%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2004, the Dow Target 5 -- Fourth Quarter Portfolio returned (0.21)% versus 0.80% for the current benchmark, the Dow Jones Industrial Average (DJIA).

The U.S. economy continued its expansionary phase in the first half of 2004. U.S. gross domestic product (GDP) grew at 3.1% in 2003. Blue Chip Economic Indicators' most recent poll of over 50 professional forecasters found the consensus view for 2004 and 2005 GDP growth is 4.7% and 3.7%, respectively. The one area of the economy that has been particularly robust is manufacturing. The June ISM Index, an index that measures manufacturing activity, registered 61.8. It was the eighth consecutive month the index registered above 60. According to Credit Suisse First Boston, the ISM Index never recorded a single month above 60 during the 1990s economic boom. The Manufacturers Alliance/MAPI, based in Arlington, Va., announced in July that its quarterly index predicting the outlook for manufacturing hit 80 in June -- the highest score in the survey's 32 year history. A reading above 50 indicates a rise in manufacturing activity.

With respect to the financial health of Corporate America, the 374 industrialized companies in the S&P 500 Index collectively held $555.6 billion of cash and short-term investments as of the end of the first quarter of 2004, according to BusinessWeek. That total is up about $56 billion from the end of 2003, and up more than double the amount at the end of 1999. As of the first quarter of 2004, corporate wealth in the U.S. totaled $10.3 trillion, while the cumulative wealth of individuals was $45.2 trillion, according to BusinessWeek. Both sectors have recouped the losses sustained after the stock bubble burst in early 2000.

The company that hindered the performance of the Dow Target 5 -- Fourth Quarter Portfolio in the first half of 2004 was AT&T Corp. AT&T has yet to recover from pricing pressures and regulatory setbacks. The company was removed from the DJIA on April 8. It recently lowered its 2004 forecast for both revenues and operating income. The stock was downgraded by two major brokerage firms on June 24.

The Dow Target 5 -- Fourth Quarter Portfolio lagged the DJIA in the first half of 2004. The stocks that gained were the following: Honeywell International Inc. up 10.8%, Exxon Mobil Corp. up 9.7% and J.P. Morgan Chase & Co. up 7.4%. The stocks that declined were the following: AT&T Corp. down (25.9)% and SBC Communications Inc. down (4.7)%.

 CHANGE IN VALUE OF $10,000 INVESTMENT

[BAR CHART]

                                                             DOW(SM) TARGET 5 --FOURTH QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
10/01/99                                                                    10000                              10000
12/31/99                                                                     8530                              11162
06/30/00                                                                  7389.54                            10215.5
12/31/00                                                                  9304.17                              10620
06/30/01                                                                  9270.67                            10423.5
12/31/01                                                                  9601.64                              10042
06/30/02                                                                  9886.81                            9348.12
12/31/02                                                                  9036.54                            8534.83
06/30/03                                                                  9766.69                            9303.82
12/31/2003                                                                10802.9                            10948.7
6/30/2004                                                                 10780.3                            11036.3

Hypothetical illustration based on past performance. Future performance will vary. All returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading. Neither the Portfolio nor the Index is open to direct investment.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2004 (UNAUDITED)

                                                FAIR
SHARES             COMMON STOCKS               VALUE        %
---------------------------------------------------------------
 9,186  *AT&T Corp. (1)....................  $  134,391    12.3
 5,408   Exxon Mobil Corp. (3).............     240,169    22.0
 7,511   Honeywell International Inc.
          (2)..............................     275,128    25.2
 5,764   JP Morgan Chase & Co. (4).........     223,470    20.5
 8,896   SBC Communications Inc. (1).......     215,728    19.8
                                             ----------   -----
         TOTAL COMMON STOCKS...............  $1,088,886    99.8
                                             ----------   -----

 FACE                                           FAIR
AMOUNT         REPURCHASE AGREEMENTS           VALUE        %
---------------------------------------------------------------
$6,000   US Bank 0.80% due 7/1/04
          Repurchase price $6,000
          Collateralized by
          Freddie Mac Mortgage
          Pool# 762491
          Fair Value: $6,319
          Due: 11/01/18
          Interest: 4.50%..................  $    6,000     0.5
                                             ----------   -----
         TOTAL REPURCHASE AGREEMENTS.......  $    6,000     0.5
                                             ----------   -----
         TOTAL HOLDINGS (COST $1,037,109)
          (a)..............................  $1,094,886   100.3
                                             ----------   -----
         NET OTHER ASSETS (LIABILITIES)....      (3,023)   (0.3)
                                             ----------   -----
         NET ASSETS........................  $1,091,863   100.0
                                             ==========   =====

---------------

 * Non-income producing securities.

(a) Represents cost for financial reporting and federal income tax purposes.

 INDUSTRIES

 1.  Telecommunications & Related
 2.  Aerospace & Defense
 3.  Oil, Energy & Natural Gas
 4.  Banking

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                  JUNE 30, 2004 (UNAUDITED)

                                                                                     DOW 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $2,869,959       $3,394,493      $2,699,640       $1,942,844
                                                               ==========       ==========      ==========       ==========
  Investments in securities, at fair value..................   $2,915,796       $3,337,392      $2,816,395       $2,108,111
  Cash in bank..............................................          148              383             116              928
  Receivable for fund shares sold...........................            0            1,449               0                0
  Dividends & accrued interest receivable...................       11,882           13,365           9,391            6,560
  Other.....................................................           26               23              17               14
                                                               ----------       ----------      ----------       ----------
    Total Assets............................................    2,927,852        3,352,612       2,825,919        2,115,613
                                                               ----------       ----------      ----------       ----------
Liabilities:
  Payable for fund interests redeemed.......................          472                1             714              539
  Payable for investment management services (note 3).......        1,449            1,628           1,408            1,037
  Accrued professional fees.................................        1,459            1,440           1,296            1,252
  Accrued custody expense...................................        1,073              920             666            1,290
  Accrued accounting and transfer agent fees................        2,383            1,019           1,120            1,141
  Accrued printing, proxy and postage expense...............        2,671            2,556           2,125            2,096
  Other accrued expenses....................................        1,882            1,565           1,670            1,530
                                                               ----------       ----------      ----------       ----------
    Total Liabilities.......................................       11,389            9,129           8,999            8,885
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,916,463       $3,343,483      $2,816,920       $2,106,728
                                                               ==========       ==========      ==========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  302,426       $  319,959      $  308,588       $  204,519
  Paid-in capital in excess of par value....................    2,490,542        3,099,969       2,481,580        1,833,176
  Accumulated net realized gain (loss) on investments.......       43,478          (34,103)       (121,278)        (121,075)
  Net unrealized appreciation (depreciation) on
    investments.............................................       45,837          (57,101)        116,755          165,267
  Undistributed net investment income.......................       34,180           14,759          31,275           24,841
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,916,463       $3,343,483      $2,816,920       $2,106,728
                                                               ==========       ==========      ==========       ==========
Membership interest outstanding.............................      302,426          319,959         308,588          204,519
Net asset value per membership interest.....................   $     9.64       $    10.45      $     9.13       $    10.30
                                                               ==========       ==========      ==========       ==========

 STATEMENTS OF OPERATIONS     FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                     DOW 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $      88       $      50        $     17         $     25
  Dividends.................................................       56,870          56,259          52,899           41,789
                                                                ---------       ---------        --------         --------
    Total investment income.................................       56,958          56,309          52,916           41,814
                                                                ---------       ---------        --------         --------
Expenses:
  Management fees (note 3)..................................        9,093           9,858           9,176            6,839
  Custodian fees............................................          994           1,205           1,422              895
  Managers' fees............................................          292             403             410              262
  Professional fees.........................................        1,112           1,205           1,181            1,137
  Accounting and transfer agent fees........................          497           1,060             945              919
  Printing, proxy, and postage fees.........................        1,919           2,083           1,908            1,275
  Other.....................................................           14              29              20               17
                                                                ---------       ---------        --------         --------
    Total expenses..........................................       13,921          15,843          15,062           11,344
                                                                ---------       ---------        --------         --------
    Net investment income...................................       43,037          40,466          37,854           30,470
                                                                ---------       ---------        --------         --------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...................    $ 212,748       $ 185,903        $(50,209)        $ (2,081)
  Change in unrealized appreciation/depreciation on
    investments.............................................     (371,503)       (357,519)        (43,437)         (80,969)
                                                                ---------       ---------        --------         --------
      Net loss on investments...............................     (158,755)       (171,616)        (93,646)         (83,050)
                                                                ---------       ---------        --------         --------
      Net decrease in net assets from operations............    $(115,718)      $(131,150)       $(55,792)        $(52,580)
                                                                =========       =========        ========         ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)      JUNE 30, 2004 (UNAUDITED)

                                                                                     DOW 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $1,010,998        $943,404        $ 857,636       $1,037,109
                                                               ==========        ========        =========       ==========
  Investments in securities, at fair value..................   $1,022,711        $883,109        $ 894,378       $1,094,886
  Cash in bank..............................................          383             966                5              795
  Receivable for fund shares sold...........................            0               0                0                0
  Dividends & accrued interest receivable...................        3,845           3,379            3,655            2,182
  Due from advisor..........................................            8               6                7                8
                                                               ----------        --------        ---------       ----------
    Total Assets............................................    1,026,947         887,460          898,045        1,097,871
                                                               ----------        --------        ---------       ----------
Liabilities:
  Payable for fund interests redeemed.......................           23              20               21               28
  Payable for investment management services (note 3).......          504             433              435              536
  Accrued professional fees.................................        1,181           1,215            1,312            1,302
  Accrued custody expense...................................        1,172           1,428            1,365            1,184
  Accrued accounting and transfer agent fees................        1,600           1,397            1,631            1,687
  Accrued printing, proxy and postage expense...............        1,128             980            1,426              744
  Other accrued expenses....................................          312             470              655              527
                                                               ----------        --------        ---------       ----------
    Total Liabilities.......................................        5,920           5,943            6,845            6,008
                                                               ----------        --------        ---------       ----------
Net assets..................................................   $1,021,027        $881,517        $ 891,200       $1,091,863
                                                               ==========        ========        =========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  110,973        $100,253        $  97,537       $  112,124
  Paid-in capital in excess of par value....................      901,287         839,192          853,963          947,495
  Accumulated net realized loss on investments..............      (10,556)         (3,664)        (104,532)         (35,386)
  Net unrealized appreciation (depreciation) on
    investments.............................................       11,713         (60,295)          36,742           57,777
  Undistributed net investment income.......................        7,610           6,031            7,490            9,853
                                                               ----------        --------        ---------       ----------
Net assets..................................................   $1,021,027        $881,517        $ 891,200       $1,091,863
                                                               ==========        ========        =========       ==========
Membership interest outstanding.............................      110,973         100,253           97,537          112,124
Net asset value per membership interest.....................   $     9.20        $   8.79        $    9.14       $     9.74
                                                               ==========        ========        =========       ==========

 STATEMENTS OF OPERATIONS (CONTINUED)     FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

                                                                                     DOW 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................   $       30        $     30        $      33       $       22
  Dividends.................................................       19,258          14,014           16,103           19,568
                                                               ----------        --------        ---------       ----------
    Total investment income.................................       19,288          14,044           16,136           19,590
                                                               ----------        --------        ---------       ----------
Expenses:
  Management fees (note 3)..................................        3,088           2,533            2,810            3,347
  Custodian fees............................................          949             831              832              981
  Managers' fees............................................          186              81              105               87
  Professional fees.........................................        1,022           1,009            1,024            1,025
  Accounting and transfer agent fees........................          249             249              236              249
  Printing, proxy, and postage fees.........................          763             508              804              631
  Other.....................................................            8               9               10               13
                                                               ----------        --------        ---------       ----------
    Total expenses..........................................        6,265           5,220            5,821            6,333
                                                               ----------        --------        ---------       ----------
    Net investment income...................................       13,023           8,824           10,315           13,257
                                                               ----------        --------        ---------       ----------
Realized & unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...................   $   58,938        $ 25,305        $  28,758       $   (2,850)
  Change in unrealized appreciation/depreciation on
    investments.............................................     (101,469)        (56,197)         (49,863)         (12,305)
                                                               ----------        --------        ---------       ----------
      Net loss on investments...............................      (42,531)        (30,892)         (21,105)         (15,155)
                                                               ----------        --------        ---------       ----------
      Net decrease in net assets from operations............   $  (29,508)       $(22,068)       $ (10,790)      $   (1,898)
                                                               ==========        ========        =========       ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 DOW 10 QUARTERLY PORTFOLIOS
                                                    -----------------------------------------------------
                                                          FIRST QUARTER              SECOND QUARTER
                                                    -------------------------   -------------------------
                                                    SIX MONTHS                  SIX MONTHS
                                                       ENDED         YEAR          ENDED         YEAR
                                                      6/30/04        ENDED        6/30/04        ENDED
                                                    (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03
                                                    -----------   -----------   -----------   -----------
From operations:
  Net investment income...........................  $   43,037    $   53,720    $   40,466    $   61,645
  Realized gain (loss) on investments.............     212,748       (69,699)      185,903        (2,861)
  Change in unrealized appreciation/depreciation
    on investments................................    (371,503)      661,750      (357,519)      645,871
                                                    ----------    ----------    ----------    ----------
    Net increase (decrease) in net assets from
      operations..................................    (115,718)      645,771      (131,150)      704,655
                                                    ----------    ----------    ----------    ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income.....           0       (58,483)            0       (65,422)
                                                    ----------    ----------    ----------    ----------
From capital share transactions (note 4):
  Received from shares sold.......................     633,528       336,741       351,417       751,901
  Shares issued from merger (note 1)..............           0     1,656,041             0     1,398,817
  Received from dividends reinvested..............           0        58,483             0        65,422
  Paid for shares redeemed........................    (410,968)     (206,437)     (270,283)     (195,125)
                                                    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets derived from
      capital share transactions..................     222,560     1,844,828        81,134     2,021,015
                                                    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets.............     106,842     2,432,116       (50,016)    2,660,248
Net Assets:
  Beginning of period.............................   2,809,621       377,505     3,393,499       733,251
                                                    ----------    ----------    ----------    ----------
  End of period (a)...............................  $2,916,463    $2,809,621    $3,343,483    $3,393,499
                                                    ==========    ==========    ==========    ==========
(a) Includes undistributed (distributions in
  excess of) net investment income of.............  $   34,180    $   (8,856)   $   14,759    $  (25,707)
                                                    ==========    ==========    ==========    ==========

                                                                 DOW 10 QUARTERLY PORTFOLIOS
                                                    -----------------------------------------------------
                                                          THIRD QUARTER              FOURTH QUARTER
                                                    -------------------------   -------------------------
                                                    SIX MONTHS                  SIX MONTHS
                                                       ENDED         YEAR          ENDED         YEAR
                                                      6/30/04        ENDED        6/30/04        ENDED
                                                    (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03
                                                    -----------   -----------   -----------   -----------
From operations:
  Net investment income...........................  $   37,854    $   59,265    $   30,470    $   37,614
  Realized gain (loss) on investments.............     (50,209)       56,589        (2,081)       27,538
  Change in unrealized appreciation/depreciation
    on investments................................     (43,437)      460,842       (80,969)      369,985
                                                    ----------    ----------    ----------    ----------
    Net increase (decrease) in net assets from
      operations..................................     (55,792)      576,696       (52,580)      435,137
                                                    ----------    ----------    ----------    ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income.....           0       (62,059)            0       (40,073)
                                                    ----------    ----------    ----------    ----------
From capital share transactions (note 4):
  Received from shares sold.......................       4,245       857,868        25,136       932,667
  Shares issued from merger (note 1)..............           0       990,368             0       870,742
  Received from dividends reinvested..............           0        62,059             0        40,073
  Paid for shares redeemed........................    (347,784)     (184,383)     (464,188)     (263,407)
                                                    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets derived from
      capital share transactions..................    (343,539)    1,725,912      (439,052)    1,580,075
                                                    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets.............    (399,331)    2,240,549      (491,632)    1,975,139
Net Assets:
  Beginning of period.............................   3,216,251       975,702     2,598,360       623,221
                                                    ----------    ----------    ----------    ----------
  End of period (a)...............................  $2,816,920    $3,216,251    $2,106,728    $2,598,360
                                                    ==========    ==========    ==========    ==========
(a) Includes undistributed (distributions in
  excess of) net investment income of.............  $   31,275    $   (6,579)   $   24,841    $   (5,631)
                                                    ==========    ==========    ==========    ==========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                 DOW 5 QUARTERLY PORTFOLIOS
                                                    -----------------------------------------------------
                                                          FIRST QUARTER              SECOND QUARTER
                                                    -------------------------   -------------------------
                                                    SIX MONTHS                  SIX MONTHS
                                                       ENDED         YEAR          ENDED         YEAR
                                                      6/30/04        ENDED        6/30/04        ENDED
                                                    (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03
                                                    -----------   -----------   -----------   -----------
From operations:
  Net investment income...........................  $   13,023    $   16,132    $    8,824    $   12,603
  Realized gain (loss) on investments.............      58,938       (26,937)       25,305       (27,394)
  Change in unrealized appreciation/depreciation
    on investments................................    (101,469)      204,968       (56,197)      157,045
                                                    ----------    ----------    ----------    ----------
    Net increase (decrease) in net assets from
      operations..................................     (29,508)      194,163       (22,068)      142,254
                                                    ----------    ----------    ----------    ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income.....           0       (18,676)            0       (13,853)
    Capital gain distributions....................           0       (49,221)            0             0
                                                    ----------    ----------    ----------    ----------
      Total dividends and distributions...........           0       (67,897)            0       (13,853)
                                                    ----------    ----------    ----------    ----------
From capital share transactions (note 4):
  Received from shares sold.......................     100,885       126,631        86,433       315,601
  Shares issued from merger (note 1)..............           0       550,180             0       239,119
  Received from dividends reinvested..............           0        67,897             0        13,853
  Paid for shares redeemed........................     (24,525)     (116,367)       (8,450)      (66,758)
                                                    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets derived from
      capital share transactions..................      76,360       628,341        77,983       501,815
                                                    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets.............      46,852       754,607        55,915       630,216
Net Assets:
  Beginning of period.............................     974,175       219,568       825,602       195,386
                                                    ----------    ----------    ----------    ----------
  End of period (a)...............................  $1,021,027    $  974,175    $  881,517    $  825,602
                                                    ==========    ==========    ==========    ==========
(a) Includes undistributed (distributions in
  excess of) net investment income of.............  $    7,610    $   (5,414)   $    6,031    $   (2,794)
                                                    ==========    ==========    ==========    ==========

                                                                 DOW 5 QUARTERLY PORTFOLIOS
                                                    -----------------------------------------------------
                                                          THIRD QUARTER              FOURTH QUARTER
                                                    -------------------------   -------------------------
                                                    SIX MONTHS                  SIX MONTHS
                                                       ENDED         YEAR          ENDED         YEAR
                                                      6/30/04        ENDED        6/30/04        ENDED
                                                    (UNAUDITED)    12/31/03     (UNAUDITED)    12/31/03
                                                    -----------   -----------   -----------   -----------
From operations:
  Net investment income...........................  $   10,315    $   19,796    $   13,257    $   14,254
  Realized gain (loss) on investments.............      28,758       (58,401)       (2,850)       (1,902)
  Change in unrealized appreciation/depreciation
    on investments................................     (49,863)      141,227       (12,305)      154,694
                                                    ----------    ----------    ----------    ----------
    Net increase (decrease) in net assets from
      operations..................................     (10,790)      102,622        (1,898)      167,046
                                                    ----------    ----------    ----------    ----------
  Dividends and distributions to shareholders:
    Dividends paid from net investment income.....           0       (21,950)            0       (16,477)
    Capital gain distributions....................           0       (17,100)            0        (3,265)
                                                    ----------    ----------    ----------    ----------
      Total dividends and distributions...........           0       (39,050)            0       (19,742)
                                                    ----------    ----------    ----------    ----------
From capital share transactions (note 4):
  Received from shares sold.......................     182,677       361,868         1,180       423,181
  Shares issued from merger (note 1)..............           0       456,829             0       444,135
  Received from dividends reinvested..............           0        39,050             0        19,742
  Paid for shares redeemed........................    (257,447)     (284,584)      (38,591)     (133,540)
                                                    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets derived from
      capital share transactions..................     (74,770)      573,163       (37,411)      753,518
                                                    ----------    ----------    ----------    ----------
    Increase (decrease) in net assets.............     (85,560)      636,735       (39,309)      900,822
Net Assets:
  Beginning of period.............................     976,760       340,025     1,131,172       230,350
                                                    ----------    ----------    ----------    ----------
  End of period (a)...............................  $  891,200    $  976,760    $1,091,863    $1,131,172
                                                    ==========    ==========    ==========    ==========
(a) Includes undistributed (distributions in
  excess of) net investment income of.............  $    7,490    $   (2,826)   $    9,853    $   (3,405)
                                                    ==========    ==========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                                                     DOW 10 FIRST QUARTER
                                    -------------------------------------------------------
                                    SIX MONTHS
                                       ENDED        YEAR       YEAR       YEAR       YEAR
                                      6/30/04      ENDED      ENDED      ENDED      ENDED
                                    (UNAUDITED)   12/31/03   12/31/02   12/31/01   12/31/00
                                    -----------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of
  period..........................    $ 9.96       $ 8.18    $  9.47     $ 9.98     $10.03
                                      ------       ------    -------     ------     ------
Income (loss) from investment
  operations:
  Net investment income...........      0.14         0.25(c)    0.19       0.16       0.19
  Net realized & unrealized gain
    (loss) on investments.........     (0.46)        1.77      (1.21)     (0.51)     (0.05)
                                      ------       ------    -------     ------     ------
      Total income (loss) from
         investment operations....     (0.32)        2.02      (1.02)     (0.35)      0.14
                                      ------       ------    -------     ------     ------
Less distributions:
  Dividends from net investment
    income........................      0.00        (0.24)     (0.27)     (0.16)     (0.19)
  Distributions from net realized
    capital gains.................      0.00         0.00       0.00       0.00       0.00
                                      ------       ------    -------     ------     ------
      Total distributions.........      0.00        (0.24)     (0.27)     (0.16)     (0.19)
                                      ------       ------    -------     ------     ------
Net asset value, end of period....    $ 9.64       $ 9.96    $  8.18     $ 9.47     $ 9.98
                                      ======       ======    =======     ======     ======
Total return......................     (3.21)%(b)   25.24%    (10.75)%    (3.52)%     1.79%
Ratios and supplemental data:
Net assets at end of period
  (millions)......................    $  2.9       $  2.8    $   0.4     $  0.5     $  0.6
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor (note 3)
    Expenses......................      0.92%(a)     1.10%      1.54%      1.60%      1.31%
      Net investment income.......      2.83%(a)     2.91%      2.08%      1.59%      2.07%
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor (note 3)
    Expenses......................      0.92%(a)     1.16%      1.86%      2.27%      1.81%
Portfolio turnover rate...........        47%          16%        30%        35%       274%

                                                     DOW 10 SECOND QUARTER
                                    -------------------------------------------------------
                                    SIX MONTHS
                                       ENDED        YEAR       YEAR       YEAR       YEAR
                                      6/30/04      ENDED      ENDED      ENDED      ENDED
                                    (UNAUDITED)   12/31/03   12/31/02   12/31/01   12/31/00
                                    -----------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of
  period..........................    $10.89       $ 8.70     $ 9.72     $10.11     $10.03
                                      ------       ------     ------     ------     ------
Income (loss) from investment
  operations:
  Net investment income...........      0.13         0.26(c)    0.13       0.17       0.18
  Net realized & unrealized gain
    (loss) on investments.........     (0.57)        2.17      (0.76)     (0.38)      0.08
                                      ------       ------     ------     ------     ------
      Total income (loss) from
         investment operations....     (0.44)        2.43      (0.63)     (0.21)      0.26
                                      ------       ------     ------     ------     ------
Less distributions:
  Dividends from net investment
    income........................      0.00        (0.24)     (0.39)     (0.18)     (0.18)
  Distributions from net realized
    capital gains.................      0.00         0.00       0.00       0.00       0.00
                                      ------       ------     ------     ------     ------
      Total distributions.........      0.00        (0.24)     (0.39)     (0.18)     (0.18)
                                      ------       ------     ------     ------     ------
Net asset value, end of period....    $10.45       $10.89     $ 8.70     $ 9.72     $10.11
                                      ======       ======     ======     ======     ======
Total return......................     (4.04)%(b)   28.36%     (6.61)%    (2.10)%     2.54%
Ratios and supplemental data:
Net assets at end of period
  (millions)......................    $  3.3       $  3.4     $  0.7     $  1.3     $  1.4
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor (note 3)
    Expenses......................      0.96%(a)     1.14%      1.43%      1.50%      1.34%
      Net investment income.......      2.46%(a)     2.71%      2.13%      1.63%      2.01%
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor (note 3)
    Expenses......................      0.96%(a)     1.14%      1.50%      1.68%      1.36%
Portfolio turnover rate...........        42%          23%        33%        25%        62%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) Calculated using the average daily shares method.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                     DOW 10 THIRD QUARTER
                                   --------------------------------------------------------
                                   SIX MONTHS
                                      ENDED         YEAR       YEAR       YEAR       YEAR
                                     6/30/04       ENDED      ENDED      ENDED      ENDED
                                   (UNAUDITED)    12/31/03   12/31/02   12/31/01   12/31/00
                                   -----------    --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of
  period.........................    $ 9.28        $ 7.66     $ 8.59     $ 9.04     $8.82
                                     ------        ------     ------     ------     -----
Income (loss) from investment
  operations:
 Net investment income...........      0.12          0.23       0.17       0.14      0.15
 Net realized & unrealized gain
  (loss) on investments..........     (0.27)         1.61      (0.90)     (0.45)     0.22
                                     ------        ------     ------     ------     -----
   Total income (loss) from
    investment operations........     (0.15)         1.84      (0.73)     (0.31)     0.37
                                     ------        ------     ------     ------     -----
Less distributions:
 Dividends from net investment
  income.........................      0.00         (0.22)     (0.20)     (0.14)    (0.15)
                                     ------        ------     ------     ------     -----
Net asset value, end of period...    $ 9.13        $ 9.28     $ 7.66     $ 8.59     $9.04
                                     ======        ======     ======     ======     =====
Total return.....................     (1.62)%(b)    24.46%     (8.52)%    (3.38)%    4.34%
Ratios and supplemental data:
Net assets at end of period
  (millions).....................    $  2.8        $  3.2     $  1.0     $  1.1     $ 1.2
Ratio to average net assets:
 Ratio net of expenses
  voluntarily reduced or
  reimbursed by advisor (note 3)
  Expenses.......................      0.98%(a)      1.14%      1.44%      1.52%     1.46%
    Net investment income........      2.47%(a)      2.87%      2.16%      1.54%     1.77%
 Ratios assuming no expenses
  voluntarily reduced or
  reimbursed by advisor (note 3)
  Expenses.......................      0.98%(a)      1.14%      1.44%      1.76%     1.46%
Portfolio turnover rate..........         1%           37%        37%        47%       54%

                                                    DOW 10 FOURTH QUARTER
                                   -------------------------------------------------------
                                   SIX MONTHS
                                      ENDED        YEAR       YEAR       YEAR       YEAR
                                     6/30/04      ENDED      ENDED      ENDED      ENDED
                                   (UNAUDITED)   12/31/03   12/31/02   12/31/01   12/31/00
                                   -----------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of
  period.........................    $10.54       $ 8.73     $ 9.50     $9.80      $9.20
                                     ------       ------     ------     -----      -----
Income (loss) from investment
  operations:
 Net investment income...........      0.15         0.25       0.19      0.14       0.18
 Net realized & unrealized gain
  (loss) on investments..........     (0.39)        1.79      (0.73)    (0.30)      0.60
                                     ------       ------     ------     -----      -----
   Total income (loss) from
    investment operations........     (0.24)        2.04      (0.54)    (0.16)      0.78
                                     ------       ------     ------     -----      -----
Less distributions:
 Dividends from net investment
  income.........................      0.00        (0.23)     (0.23)    (0.14)     (0.18)
                                     ------       ------     ------     -----      -----
Net asset value, end of period...    $10.30       $10.54     $ 8.73     $9.50      $9.80
                                     ======       ======     ======     =====      =====
Total return.....................     (2.28)%(b)   23.81%     (5.68)%   (1.59)%     9.12%
Ratios and supplemental data:
Net assets at end of period
  (millions).....................    $  2.1       $  2.6     $  0.6     $ 0.7      $ 0.9
Ratio to average net assets:
 Ratio net of expenses
  voluntarily reduced or
  reimbursed by advisor (note 3)
  Expenses.......................      0.99%(a)     1.32%      1.52%     1.57%      1.27%
    Net investment income........      2.67%(a)     2.63%      1.95%     1.41%      2.07%
 Ratios assuming no expenses
  voluntarily reduced or
  reimbursed by advisor (note 3)
  Expenses.......................      0.99%(a)     1.33%      1.66%     2.09%      1.50%
Portfolio turnover rate..........         1%          59%        40%       34%        43%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                   DOW 5 FIRST QUARTER
                                ----------------------------------------------------------
                                SIX MONTHS
                                   ENDED        YEAR       YEAR       YEAR        FROM
                                  6/30/04      ENDED      ENDED      ENDED     1/3/00 (D)
                                (UNAUDITED)   12/31/03   12/31/02   12/31/01   TO 12/31/00
                                -----------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 9.45       $ 8.51    $ 10.07     $10.98      $10.00
                                  ------       ------    -------     ------      ------
Income (loss) from investment
  operations:
  Net investment income.......      0.12         0.20(c)    0.17       0.21        0.30
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.37)        1.44      (1.45)     (0.55)       0.98
                                  ------       ------    -------     ------      ------
      Total income (loss) from
         investment
         operations...........     (0.25)        1.64      (1.28)     (0.34)       1.28
                                  ------       ------    -------     ------      ------
Less distributions:
  Dividends from net
    investment income.........      0.00        (0.20)     (0.28)     (0.21)      (0.30)
  Dividends from capital
    gains.....................      0.00        (0.50)      0.00      (0.36)       0.00
                                  ------       ------    -------     ------      ------
      Total distributions.....      0.00        (0.70)     (0.28)     (0.57)      (0.30)
                                  ------       ------    -------     ------      ------
Net asset value, end of
  period......................    $ 9.20       $ 9.45    $  8.51     $10.07      $10.98
                                  ======       ======    =======     ======      ======
Total return..................     (2.65)%(b)   19.55%    (12.60)%    (3.30)%     13.17%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions)..................    $  1.0       $  1.0    $   0.2     $  0.3      $  0.3
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3)
    Expenses..................      1.21%(a)     1.48%      1.60%      1.60%       0.77%(a)
      Net investment income...      2.52%(a)     2.20%      1.94%      1.82%       3.32%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3)
    Expenses..................      1.21%(a)     1.72%      2.44%      3.43%       2.40%(a)
Portfolio turnover rate.......        30%          31%        66%        36%          5%

                                                   DOW 5 SECOND QUARTER
                                ----------------------------------------------------------
                                SIX MONTHS
                                   ENDED        YEAR       YEAR       YEAR        FROM
                                  6/30/04      ENDED      ENDED      ENDED     4/3/00 (D)
                                (UNAUDITED)   12/31/03   12/31/02   12/31/01   TO 12/31/00
                                -----------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period......................    $ 9.03       $ 7.48     $ 8.55    $ 12.21      $10.00
                                  ------       ------     ------    -------      ------
Income (loss) from investment
  operations:
  Net investment income.......      0.09         0.18(c)    0.19       0.20        0.21
  Net realized & unrealized
    gain (loss) on
    investments...............     (0.33)        1.54      (1.01)     (1.46)       2.21
                                  ------       ------     ------    -------      ------
      Total income (loss) from
         investment
         operations...........     (0.24)        1.72      (0.82)     (1.26)       2.42
                                  ------       ------     ------    -------      ------
Less distributions:
  Dividends from net
    investment income.........      0.00        (0.17)     (0.25)     (0.20)      (0.21)
  Dividends from capital
    gains.....................      0.00         0.00       0.00      (2.20)       0.00
                                  ------       ------     ------    -------      ------
      Total distributions.....      0.00        (0.17)     (0.25)     (2.40)      (0.21)
                                  ------       ------     ------    -------      ------
Net asset value, end of
  period......................    $ 8.79       $ 9.03     $ 7.48    $  8.55      $12.21
                                  ======       ======     ======    =======      ======
Total return..................     (2.66)%(b)   23.25%     (9.53)%   (10.64)%     24.51%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions)..................    $  0.9       $  0.8     $  0.2    $   0.2      $  0.2
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3)
    Expenses..................      1.23%(a)     1.52%      1.60%      1.60%       0.97%(a)
      Net investment income...      2.08%(a)     2.22%      2.36%      1.66%       2.03%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor
    (note 3)
    Expenses..................      1.23%(a)     1.92%      3.05%      4.00%       2.05%(a)
Portfolio turnover rate.......        45%          28%        10%        62%         17%

---------------

(a) Annualized.

(b) Calculated on an aggregate basis (not annualized).

(c) Calculated using the average daily shares method.

(d) Represents commencement of operations.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                     DOW 5 THIRD QUARTER
                                  ----------------------------------------------------------
                                  SIX MONTHS
                                     ENDED        YEAR       YEAR       YEAR        FROM
                                    6/30/04      ENDED      ENDED      ENDED     7/31/00 (D)
                                  (UNAUDITED)   12/31/03   12/31/02   12/31/01   TO 12/31/00
                                  -----------   --------   --------   --------   -----------
Per membership interest data:
Net asset value, beginning of
  period........................    $ 9.28       $ 8.44    $  9.70     $11.69      $10.00
                                    ------       ------    -------     ------      ------
Income (loss) from investment
  operations:
  Net investment income.........      0.11         0.22       0.21       0.18        0.12
  Net realized & unrealized gain
    (loss) on investments.......     (0.25)        1.02      (1.25)     (0.78)       1.69
                                    ------       ------    -------     ------      ------
      Total income (loss) from
         investment
         operations.............     (0.14)        1.24      (1.04)     (0.60)       1.81
                                    ------       ------    -------     ------      ------
Less distributions:
  Dividends from net investment
    income......................      0.00        (0.23)     (0.22)     (0.18)      (0.12)
  Dividends from capital
    gains.......................      0.00        (0.17)      0.00      (1.21)       0.00
                                    ------       ------    -------     ------      ------
      Total distributions.......      0.00        (0.40)     (0.22)     (1.39)      (0.12)
                                    ------       ------    -------     ------      ------
Net asset value, end of
  period........................    $ 9.14       $ 9.28    $  8.44     $ 9.70      $11.69
                                    ======       ======    =======     ======      ======
Total return....................     (1.51)%(b)   14.88%    (10.79)%    (5.30)%     18.24%(b)
Ratios and supplemental data:
Net assets at end of period
  (millions)....................    $  0.9       $  1.0    $   0.3     $  0.2      $  0.2
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor (note
    3)
    Expenses....................      1.24%(a)     1.50%      1.55%      1.60%       0.80%(a)
      Net investment income.....      2.19%(a)     2.69%      2.39%      1.53%       1.16%(a)
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor (note
    3)
    Expenses....................      1.24%(a)     1.75%      2.36%      4.40%       2.01%(a)
Portfolio turnover rate.........        20%          86%       105%        55%          0%

                                                   DOW 5 FOURTH QUARTER
                                  -------------------------------------------------------
                                  SIX MONTHS
                                     ENDED        YEAR       YEAR       YEAR       YEAR
                                    6/30/04      ENDED      ENDED      ENDED      ENDED
                                  (UNAUDITED)   12/31/03   12/31/02   12/31/01   12/31/00
                                  -----------   --------   --------   --------   --------
Per membership interest data:
Net asset value, beginning of
  period........................    $ 9.76       $ 8.38     $ 9.14     $ 8.99     $ 8.47
                                    ------       ------     ------     ------     ------
Income (loss) from investment
  operations:
  Net investment income.........      0.12         0.20(c)    0.19       0.13       0.20
  Net realized & unrealized gain
    (loss) on investments.......     (0.14)        1.41      (0.73)      0.15       0.52
                                    ------       ------     ------     ------     ------
      Total income (loss) from
         investment
         operations.............     (0.02)        1.61      (0.54)      0.28       0.72
                                    ------       ------     ------     ------     ------
Less distributions:
  Dividends from net investment
    income......................      0.00        (0.20)     (0.22)     (0.13)     (0.20)
  Dividends from capital
    gains.......................      0.00        (0.03)      0.00       0.00       0.00
                                    ------       ------     ------     ------     ------
      Total distributions.......      0.00        (0.23)     (0.22)     (0.13)     (0.20)
                                    ------       ------     ------     ------     ------
Net asset value, end of
  period........................    $ 9.74       $ 9.76     $ 8.38     $ 9.14     $ 8.99
                                    ======       ======     ======     ======     ======
Total return....................     (0.20)%(b)   19.54%     (5.89)%     3.20%      9.07%
Ratios and supplemental data:
Net assets at end of period
  (millions)....................    $  1.1       $  1.1     $  0.2     $  0.3     $  0.3
Ratio to average net assets:
  Ratio net of expenses
    voluntarily reduced or
    reimbursed by advisor (note
    3)
    Expenses....................      1.13%(a)     1.50%      1.60%      1.60%      1.28%
      Net investment income.....      2.37%(a)     2.25%      1.97%      1.32%      2.58%
  Ratios assuming no expenses
    voluntarily reduced or
    reimbursed by advisor (note
    3)
    Expenses....................      1.13%(a)     1.87%      2.76%      3.26%      2.28%
Portfolio turnover rate.........         2%          63%        45%        84%        69%

---------------

(a)  Annualized.
(b)  Calculated on an aggregate basis (not annualized).
(c)  Calculated using the average daily shares method.
(d)  Represents commencement of operations.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
NOTES TO FINANCIAL STATEMENTS                          June 30, 2004 (Unaudited)

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow Target Variable Fund LLC (the "Fund") is an open-end investment company. Its "Dow Target 10" Portfolios are 4 non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio's annual term. This is often called "the Dow 10" strategy. These ten companies are popularly known as the "Dogs of the Dow." Its "Dow Target 5" Portfolios are 4 non-diversified portfolios of common stock of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term.

   The Fund's objective is to provide above-average total return through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Fund interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

   The Fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Portfolio interests are not offered directly to the public. Portfolio interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   MERGER AND REORGANIZATION INFORMATION

   The Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month's Portfolio. As a result of the merger, the number of positions held at December 31, 2003 in the Dow 10 -- Second Quarter and Dow 5 -- Second Quarter Portfolios exceed the original number of positions held. The number of positions will be reduced accordingly at the time of the next rebalancing. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

      DOW TARGET 10 PORTFOLIOS
      ------------------------
      Dow Target 10 - February Portfolio                         Dow Target 10 - January Portfolio
      Dow Target 10 - March Portfolio
      Dow Target 10 - May Portfolio                              Dow Target 10 - April Portfolio
      Dow Target 10 - June Portfolio
      Dow Target 10 - August Portfolio                           Dow Target 10 - July Portfolio
      Dow Target 10 - September Portfolio
      Dow Target 10 - November Portfolio                         Dow Target 10 - October Portfolio
      Dow Target 10 - December Portfolio

      DOW TARGET 5 PORTFOLIOS
      -----------------------
      Dow Target 5 - February Portfolio                          Dow Target 5 - January Portfolio
      Dow Target 5 - March Portfolio
      Dow Target 5 - May Portfolio                               Dow Target 5 - April Portfolio
      Dow Target 5 - June Portfolio
      Dow Target 5 - August Portfolio                            Dow Target 5 - July Portfolio
      Dow Target 5 - September Portfolio
      Dow Target 5 - November Portfolio                          Dow Target 5 - October Portfolio
      Dow Target 5 - December Portfolio

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was approved by the Board of Managers on May 9, 2001 and completed on May 1, 2003 and was approved by shareholders of the Fund at a Special Meeting of Shareholders held on April 29, 2003. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                         JANUARY 10     FEBRUARY 10       MARCH 10      DOW 10 FIRST QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................       60,490         103,909         120,723             292,960
      Net assets......................................   $  474,508      $  867,492      $  954,914          $2,296,914
      Net asset value.................................   $     7.84      $     8.35      $     7.91          $     7.84
      Net unrealized depreciation.....................   $  (54,296)     $  (73,964)     $  (92,401)         $ (220,661)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                          APRIL 10         MAY 10         JUNE 10       DOW 10 SECOND QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................       98,621          85,241         131,000             289,962
      Net assets......................................   $  873,875      $  687,734      $1,007,831          $2,569,438
      Net asset value.................................   $     8.86      $     8.07      $     7.69          $     8.86
      Net unrealized depreciation.....................   $  (46,854)     $ (118,232)     $ (178,514)         $ (343,600)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                          JULY 10        AUGUST 10      SEPTEMBER 10    DOW 10 THIRD QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................      124,008          73,712          80,056             274,442
      Net assets......................................   $  947,629      $  552,284      $  596,830          $2,096,743
      Net asset value.................................   $     7.64      $     7.49      $     7.46          $     7.64
      Net unrealized depreciation.....................   $ (135,986)     $  (73,601)     $  (85,145)         $ (294,732)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                         OCTOBER 10     NOVEMBER 10     DECEMBER 10     DOW 10 FOURTH QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................       67,478          80,731          47,280             183,200
      Net assets......................................   $  579,236      $  626,697      $  366,446          $1,572,379
      Net asset value.................................   $     8.58      $     7.76      $     7.75          $     8.58
      Net unrealized depreciation.....................   $   (1,671)     $  (60,752)     $  (61,649)         $ (124,072)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                         JANUARY 5       FEBRUARY 5       MARCH 5        DOW 5 FIRST QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................       35,968          31,800          35,156             107,823
      Net assets......................................   $  296,596      $  295,874      $  296,995          $  889,465
      Net asset value.................................   $     8.25      $     9.30      $     8.45          $     8.25
      Net unrealized depreciation.....................   $  (40,530)     $  (14,906)     $  (27,783)         $  (83,219)

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                          APRIL 5          MAY 5           JUNE 5       DOW 5 SECOND QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................       33,348          25,298          22,114              79,452
      Net assets......................................   $  252,418      $  179,583      $  169,447          $  601,446
      Net asset value.................................   $     7.57      $     7.10      $     7.66          $     7.57
      Net unrealized depreciation.....................   $  (27,676)     $  (54,541)     $  (55,368)         $ (137,585)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                           JULY 5         AUGUST 5      SEPTEMBER 5      DOW 5 THIRD QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................       36,601          29,921          27,149              96,889
      Net assets......................................   $  313,868      $  323,285      $  194,123          $  831,276
      Net asset value.................................   $     8.58      $    10.80      $     7.15          $     8.58
      Net unrealized appreciation (depreciation)......   $   10,951      $  (32,189)     $  (28,390)         $  (49,628)

                                                                       BEFORE MERGER                        AFTER MERGER
                                                        --------------------------------------------    ---------------------
                                                         OCTOBER 5       NOVEMBER 5      DECEMBER 5     DOW 5 FOURTH QUARTER
                                                        ------------    ------------    ------------    ---------------------
      Shares..........................................       25,474          37,120          32,217              89,845
      Net assets......................................   $  209,185      $  271,791      $  256,838          $  737,814
      Net asset value.................................   $     8.21      $     7.32      $     7.97          $     8.21
      Net unrealized depreciation.....................   $   (2,060)     $  (19,604)     $  (64,890)         $  (86,554)

   THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

   Portfolio interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or securities owned by each Portfolio. This determination is made as of 4:00 p.m. Eastern Time on each business day that the New York Stock Exchange is open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of Portfolio interests outstanding.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   Dividends representing net investment income and any net realized capital gains are normally distributed annually. Dividends and distributions are automatically reinvested in additional interests in the respective Portfolios at net asset value without a sales charge.

   Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

   REPURCHASE AGREEMENTS

   Each Portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund's Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   FEDERAL INCOME TAXES

   The Fund is a single member limited liability company taxed as a division of the separate accounts of ONLI. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLI. Accordingly, the Portfolios have made no provision for Federal income taxes.

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

   The gross unrealized appreciation and depreciation on investments in each Portfolio as of June 30, 2004 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................    $ 256,235        $ 223,446         $ 362,621        $ 241,730
        Depreciation........................................     (210,398)        (280,547)         (245,866)         (76,463)
                                                                ---------        ---------         ---------        ---------
      Net Unrealized: Appreciation (Depreciation)...........    $  45,837        $ (57,101)        $ 116,755        $ 165,267
                                                                =========        =========         =========        =========

                                                                                       DOW 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................    $ 124,449        $  44,006         $  97,115         $155,781
        Depreciation........................................     (112,736)        (104,301)          (60,373)         (98,004)
                                                                ---------        ---------         ---------         --------
      Net Unrealized: Appreciation (Depreciation)...........    $  11,713        $ (60,295)        $  36,742         $ 57,777
                                                                =========        =========         =========         ========

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the six-months ended June 30, 2004 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................   $1,660,108        $1,494,055        $ 17,926          $ 16,005
        Sales...............................................   $1,398,414        $1,387,853        $325,118          $414,642

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                       DOW 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................   $  374,274        $  452,922        $184,218          $ 55,137
        Sales...............................................   $  305,297        $  378,178        $248,679          $ 27,537

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Portfolios' day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Portfolios and ONLI. The Adviser and its predecessor have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

   For managing the Portfolios' assets, the Adviser receives a monthly management fee based on the Portfolios' average daily net assets. This fee is calculated daily and is at the annual rate of 0.60% of average daily net assets.

   In addition to the fee paid to the Adviser, the Portfolios incur other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of 1% of their daily net assets. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios' assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on each Portfolio's average daily net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Portfolios' average daily net assets, and is an expense of the Adviser, not the Portfolio.

   Under an agreement among the Adviser, ONLI and the Fund, ONLI will, to the extent requested by the Adviser, provide clerical, stenographic and administrative services and such office supplies and equipment as may be reasonably required in order that the Adviser may properly perform its functions on behalf of the Fund in connection with the Investment Advisory Agreement. In that regard, ONLI performs various administrative services as well as the transfer agent function on behalf of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2004 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4) FUND INTERESTS

   Fund interests transactions for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                                                                      DOW 10 PORTFOLIOS
                                                                    ------------------------------------------------------
                                                                          FIRST QUARTER               SECOND QUARTER
                                                                    -------------------------    -------------------------
                                                                    SIX MONTHS                   SIX MONTHS
                                                                       ENDED          YEAR          ENDED          YEAR
                                                                     06/30/04        ENDED        06/30/04        ENDED
                                                                    (UNAUDITED)     12/31/03     (UNAUDITED)     12/31/03
                                                                    -----------    ----------    -----------    ----------
      Capital shares issued on sales..............................     62,881         21,531        33,787         49,804
      Capital shares issued in merger.............................         --        232,470                      191,341
      Capital shares issued on reinvested dividends...............         --          6,609            --          6,678
      Capital shares redeemed.....................................    (42,469)       (24,770)      (25,512)       (20,462)
                                                                     --------       --------      --------       --------
      Net increase................................................     20,412        235,480         8,275        227,361
                                                                     ========       ========      ========       ========

                                                                                      DOW 10 PORTFOLIOS
                                                                    ------------------------------------------------------
                                                                          THIRD QUARTER               FOURTH QUARTER
                                                                    -------------------------    -------------------------
                                                                    SIX MONTHS                   SIX MONTHS
                                                                       ENDED          YEAR          ENDED          YEAR
                                                                     06/30/04        ENDED        06/30/04        ENDED
                                                                    (UNAUDITED)     12/31/03     (UNAUDITED)     12/31/03
                                                                    -----------    ----------    -----------    ----------
      Capital shares issued on sales..............................        458         84,230         2,385         83,540
      Capital shares issued in merger.............................         --        150,434            --        115,722
      Capital shares issued on reinvested dividends...............         --          7,407            --          4,174
      Capital shares redeemed.....................................    (38,584)       (22,728)      (44,428)       (28,287)
                                                                     --------       --------      --------       --------
      Net increase (decrease).....................................    (38,126)       219,343       (42,043)       175,149
                                                                     ========       ========      ========       ========

                                                                                       DOW 5 PORTFOLIOS
                                                                    ------------------------------------------------------
                                                                          FIRST QUARTER               SECOND QUARTER
                                                                    -------------------------    -------------------------
                                                                    SIX MONTHS                   SIX MONTHS
                                                                       ENDED          YEAR          ENDED          YEAR
                                                                     06/30/04        ENDED        06/30/04        ENDED
                                                                    (UNAUDITED)     12/31/03     (UNAUDITED)     12/31/03
                                                                    -----------    ----------    -----------    ----------
      Capital shares issued on sales..............................     10,440         10,841         9,761         25,607
      Capital shares issued in merger.............................         --         71,855            --         46,104
      Capital shares issued on reinvested dividends...............         --          7,260            --          1,675
      Capital shares redeemed.....................................     (2,569)       (12,642)         (928)        (8,084)
                                                                     --------       --------      --------       --------
      Net increase................................................      7,871         77,314         8,833         65,302
                                                                     ========       ========      ========       ========

                                                                                       DOW 5 PORTFOLIOS
                                                                    ------------------------------------------------------
                                                                          THIRD QUARTER               FOURTH QUARTER
                                                                    -------------------------    -------------------------
                                                                    SIX MONTHS                   SIX MONTHS
                                                                       ENDED          YEAR          ENDED          YEAR
                                                                     06/30/04        ENDED        06/30/04        ENDED
                                                                    (UNAUDITED)     12/31/03     (UNAUDITED)     12/31/03
                                                                    -----------    ----------    -----------    ----------
      Capital shares issued on sales..............................     18,835         33,222           120         37,008
      Capital shares issued in merger.............................         --         60,288            --         64,371
      Capital shares issued on reinvested dividends...............         --          4,315            --          2,147
      Capital shares redeemed.....................................    (26,600)       (32,791)       (3,916)       (15,100)
                                                                     --------       --------      --------       --------
      Net increase (decrease).....................................     (7,765)        65,034        (3,796)        88,426
                                                                     ========       ========      ========       ========

                   END OF NOTES TO THE FINANCIAL STATEMENTS.

INFORMATION ABOUT MANAGERS (UNAUDITED)

The following table contains information regarding The Dow Target Variable Fund LLC Managers. Asterisks indicate those managers who are "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund's Statement of Additional Information includes additional information about the Managers and is available by calling 1-800-366-6654.

      NAME, ADDRESS, AGE, POSITION(S) HELD WITH
      FUND AND LENGTH OF SERVICE AS A DOW TARGET
      VARIABLE FUND MANAGER                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      ------------------------------------------   -------------------------------------------
      James E. Bushman                             Director, President & CEO, Cast - Fab
      3040 Forrer Street                           Technologies Inc.
      Cincinnati, Ohio
      59, Manager, Member of Audit
      and Independent Managers
      Committees since May, 2000




      Joseph A. Campanella                         Retired. Until 2001, was Executive Vice
      6179 Paderborne Drive                        President, Community Banking Division, U.S.
      Hudson, Ohio                                 Bank
      62, Manager, Member of Audit
      and Independent Managers
      Committees since March, 2002




      Ross Love                                    Director, President & CEO, Blue Chip
      615 Windings Way                             Enterprises LTD.
      Cincinnati, Ohio
      57, Manager, Member of Audit
      and Independent Managers
      Committees since October, 1998




      John J. Palmer                               Vice Chairman,
      One Financial Way                            Ohio National Financial Services
      Cincinnati, Ohio
      65, President & Manager since
      October, 1998




      George M. Vredeveld                          Professor of Economics, University of
      University of Cincinnati                     Cincinnati
      P.O. Box 210223
      Cincinnati, Ohio
      62, Manager, Member of Audit
      and Independent Managers
      Committees since October, 1998

      NAME, ADDRESS, AGE, POSITION(S) HELD
      FUND AND LENGTH OF SERVICE AS A DOW T
      VARIABLE FUND MANAGER                  OTHER DIRECTORSHIPS HELD BY MANAGERS
      -------------------------------------  ------------------------------------
      James E. Bushman                       Director, The Midland Company, ABX
      3040 Forrer Street                     Air Inc., and Cast-Fab Technologies,
      Cincinnati, Ohio                       Inc., Trustee, The Health Alliance
      59, Manager, Member of Audit           of Greater Cincinnati and The
      and Independent Managers               Elizabeth Gamble Deaconess Home
      Committees since May, 2000             Association, Commissioner, Hamilton
                                             County Park District.



      Joseph A. Campanella                   Director, Ohio Savings Bank
      6179 Paderborne Drive                  and Ohio Savings Financial
      Hudson, Ohio                           Corporation.
      62, Manager, Member of Audit
      and Independent Managers
      Committees since March, 2002



      Ross Love                              Trustee, Health Alliance of Greater
      615 Windings Way                       Cincinnati; Director, Partnership
      Cincinnati, Ohio                       for a Drug Free America (Chairman of
      57, Manager, Member of Audit           African-American Task Force);
      and Independent Managers               Advisory Board, Syracuse University
      Committees since October, 1998         School of Management; Director,
                                             Association of National Advertisers.



      John J. Palmer                         Vice Chairman, Ohio National
      One Financial Way                      Mutual Holdings, Inc.; Vice
      Cincinnati, Ohio                       Chairman & Director, Ohio
      65, President & Manager since          National Life Insurance Company,
      October, 1998                          Ohio National Life Assurance
                                             Corporation; Director & CEO,
                                             The O. N. Equity Sales Co.,
                                             SMON Holdings, Inc., National
                                             Security Life and Annuity Co.;
                                             Director, Ohio National
                                             Investments, Inc., Ohio National
                                             Seguros de Vida S. A.
                                             Director of various other Ohio
                                             National affiliated companies.



      George M. Vredeveld                    President, Economic Center for
      University of Cincinnati               Education & Research; President,
      P.O. Box 210223                        National Association of Economic
      Cincinnati, Ohio                       Educators; Director, Games, Inc.
      62, Manager, Member of Audit
      and Independent Managers
      Committees since October, 1998

Each Manager listed above is also a Director of Ohio National Fund, Inc. They are responsible for all of the Portfolios of the respective Funds.

The Dow(SM) Target Variable Fund LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8561 REV. 8/04

ITEM 2.  CODE OF ETHICS.
         Not applicable to Semi-Annual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable to Semi-Annual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable to Semi-Annual Reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES.
         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.
         (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.
         (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
         (a)      Not Applicable.
         (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as EX-99.CERT. The certifications required by
                  Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Dow Target Variable Fund LLC

By (Signature and title) John J. Palmer, President and Manager

Date              September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Dow Target Variable Fund LLC

By (Signature and title) Dennis R. Taney, Treasurer

Date              September 1, 2004